Transactions with non-controlling interests - Shanghai Jiahong (Details) - CNY (¥)					12 Months Ended
	Dec. 18, 2019	Jun. 24, 2019	Jun. 12, 2019	Jun. 11, 2019	Dec. 31, 2021	Dec. 31, 2020
Less: consideration received from non-controlling interest	¥ 940,000	¥ 2,068,000
Shanghai Jiahong
Carrying amount of non-controlling interests disposed of						¥ (65,000)
Gain on disposal within equity						¥ 65,000
Hangzhou Pengai
Less: consideration received from non-controlling interest			¥ 4,906,000
Equity interests disposed off (as a percent)			20.00%
Proportion of ownership interest held			100.00%	80.00%	100.00%	80.00%